Share capital - Fully diluted loss per share did not include effect would be anti dilutive (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Stock options
IFRS Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Fully diluted loss per share did not include in calculation of EPS as the effect would be anti-dilutive	11,974,300	13,008,364	12,908,315
Warrants
IFRS Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Fully diluted loss per share did not include in calculation of EPS as the effect would be anti-dilutive	7,402,021	15,070,883	20,603,396
DSUs
IFRS Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Fully diluted loss per share did not include in calculation of EPS as the effect would be anti-dilutive	84,581	44,623	0
RSUs
IFRS Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Fully diluted loss per share did not include in calculation of EPS as the effect would be anti-dilutive	649,473	507,849	0